Average Annual Total Returns - Class 1 Shares - JPMorgan Insurance Trust Income Builder Portfolio	Class 1 Life of Portfoliosince	Class 1 1 Year	Class 1 5 Years	Class 1 Inception Date	MSCI WORLD INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) Life of Portfoliosince	MSCI WORLD INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) 1 Year	MSCI WORLD INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) 5 Years	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Portfoliosince	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years	INCOME BUILDER COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Portfoliosince	INCOME BUILDER COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	INCOME BUILDER COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years
Total	5.29%	5.45%	6.55%	Dec. 09, 2014	9.68%	15.90%	12.19%	3.79%	7.51%	4.44%	7.59%	13.31%	9.34%